Shareholder Report, Holdings (Details)	May 31, 2024
Institutional Class Shares | Federated Hermes Gov’t. Obligations Fund - Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
Institutional Class Shares | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Institutional Class Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
Institutional Class Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Institutional Class Shares | Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
Institutional Class Shares | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Institutional Class Shares | U.S. Treasury Note, 4.750% due 07/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
Institutional Class Shares | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Institutional Class Shares | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Institutional Class Shares | JetBlue Airways Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Institutional Class Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.57%
Institutional Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
Institutional Class Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.17%
Institutional Class Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Institutional Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
Institutional Class Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Institutional Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Institutional Class Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
Institutional Class Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Institutional Class Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Institutional Class Shares | Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A Shares | Federated Hermes Gov’t. Obligations Fund - Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.18%
Class A Shares | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Class A Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
Class A Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Class A Shares | Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.61%
Class A Shares | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Class A Shares | U.S. Treasury Note, 4.750% due 07/31/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
Class A Shares | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Class A Shares | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Class A Shares | JetBlue Airways Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Class A Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.57%
Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.82%
Class A Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.17%
Class A Shares | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Class A Shares | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
Class A Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
Class A Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Class A Shares | Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%
Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%